Basis for Preparation - Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2021 $ / €	Dec. 31, 2021 $ / € ¥ / €	Dec. 31, 2021 $ / € £ / €	Dec. 31, 2021 SFr / € $ / €	Dec. 31, 2021 $ / € $ / €	Dec. 31, 2021 $ / € $ / €	Dec. 31, 2020 $ / €	Dec. 31, 2020 $ / € ¥ / €	Dec. 31, 2020 $ / € £ / €	Dec. 31, 2020 $ / € SFr / €	Dec. 31, 2020 $ / € $ / €	Dec. 31, 2020 $ / € $ / €	Dec. 31, 2019 $ / €	Dec. 31, 2019 ¥ / €	Dec. 31, 2019 £ / €	Dec. 31, 2019 SFr / €	Dec. 31, 2019 $ / €	Dec. 31, 2019 $ / €	Dec. 31, 2021 ¥ / €	Dec. 31, 2021 £ / €	Dec. 31, 2021 SFr / €	Dec. 31, 2021 $ / €	Dec. 31, 2021 $ / €	Dec. 31, 2020 ¥ / €	Dec. 31, 2020 £ / €	Dec. 31, 2020 SFr / €	Dec. 31, 2020 $ / €	Dec. 31, 2020 $ / €
Basis for Preparation
Middle Rate at December 31	1.1326	1.1326	1.1326	1.1326	1.1326	1.1326	1.2271	1.2271	1.2271	1.2271	1.2271	1.2271							130.38	0.8403	1.0331	1.4393	1.5615	126.49	0.8990	1.0802	1.5633	1.5896
Annual Average Exchange Rate	1.1835	129.86	0.8600	1.0814	1.4835	1.5747	1.1413	121.78	0.8892	1.0703	1.5294	1.6554	1.1196	122.06	0.8773	1.1127	1.4857	1.6106